                              THE GALAXY VIP FUND

               Supplement to Prospectus dated April 30, 2002 for:

                          GALAXY VIP MONEY MARKET FUND
                       GALAXY VIP GROWTH AND INCOME FUND
                             GALAXY VIP EQUITY FUND
                       GALAXY VIP QUALITY PLUS BOND FUND
                      GALAXY VIP SMALL COMPANY GROWTH FUND
                        GALAXY VIP ASSET ALLOCATION FUND
                     GALAXY VIP COLUMBIA HIGH YIELD FUND II
                 GALAXY VIP COLUMBIA REAL ESTATE EQUITY FUND II

               Supplement to Prospectus dated April 30, 2002 for:

                       GALAXY VIP QUALITY PLUS BOND FUND
                 GALAXY VIP COLUMBIA REAL ESTATE EQUITY FUND II

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUSES AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH SUCH PROSPECTUSES.

    On October 23, 2002, the Board of Trustees of The Galaxy VIP Fund
(Galaxy VIP) approved Agreements and Plans of Reorganization between
Galaxy VIP, each of Liberty Variable Investment Trust and SteinRoe Variable Investment Trust (together, the "Liberty/SteinRoe Funds"), and Columbia Management Group, Inc., the parent company of Galaxy VIP's investment advisers. The Agreements and Plans of Reorganization, which provide for the reorganization of the above-referenced Galaxy VIP Funds (the Funds) into corresponding portfolios of the Liberty/SteinRoe Funds, will be submitted to a vote of shareholders of the Funds at a meeting to be held on or about February 19, 2003. If the Agreements and Plans of Reorganization are approved by shareholders, and certain other conditions are satisfied, the assets and liabilities of each of the Funds will be transferred to similar portfolios of the Liberty/SteinRoe Funds and the shareholders of the Funds will become shareholders of the Liberty/SteinRoe Funds. Pursuant to the Agreements and Plans of Reorganization, if approved, each Fund would reorganize into the corresponding Liberty/SteinRoe Funds portfolio indicated below:

GALAXY VIP FUND                                 CORRESPONDING LIBERTY/STEINROE FUND
--------------------------------------------------------------------------------------------
Galaxy VIP Money Market Fund                    Stein Roe Money Market Fund, Variable Series
--------------------------------------------------------------------------------------------
Galaxy VIP Equity Fund                          Liberty Equity Fund, Variable Series*
--------------------------------------------------------------------------------------------
Galaxy VIP Growth and Income Fund               Liberty Equity Fund, Variable Series
--------------------------------------------------------------------------------------------
Galaxy VIP Small Company Growth Fund            Stein Roe Small Company Growth Fund,
                                                Variable Series
--------------------------------------------------------------------------------------------
Galaxy VIP Columbia Real Estate Equity          Columbia Real Estate Equity Fund, Variable
Fund II                                         Series*
--------------------------------------------------------------------------------------------
Galaxy VIP Asset Allocation Fund                Stein Roe Balanced Fund, Variable Series
--------------------------------------------------------------------------------------------
Galaxy VIP Quality Plus Bond Fund               Liberty Federal Securities Fund, Variable
                                                Series
--------------------------------------------------------------------------------------------
Galaxy VIP Columbia High Yield Fund II          Columbia High Yield Fund, Variable Series*
--------------------------------------------------------------------------------------------

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*   This will be a new portfolio of a Liberty/Stein Roe Fund that will continue the investment policies of the Galaxy VIP Fund following the proposed reorganization.

    A combined prospectus and proxy statement with respect to each proposed reorganization will be mailed to shareholders in advance of the meeting. If the Agreements and Plans of Reorganization are approved by shareholders, it is expected that the reorganizations will occur by the end of April 2003.

November 5, 2002

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